Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details) - Restricted Share Units (RSU)	3 Months Ended
Mar. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	149,984
Number of awards, granted (in shares) | shares	412,099
Number of awards, end of period (in shares) | shares	562,083
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 46.50
Weighted average grant date fair value, granted (in USD per share) | $ / shares	28.70
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 33.45